PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Estimated Future Benefit Payments) (Details) (USD $) In Millions	Dec. 31, 2010
Defined Benefit Pension Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2011	$ 1,330
2012	1,156
2013	1,168
2014	1,191
2015	1,218
2016 through 2020	6,646
Total	12,709
Other Postretirement Benefits [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2011	194
2012	189
2013	180
2014	172
2015	166
2016 through 2020	773
Total	$ 1,674